Biological assets	12 Months Ended
Jun. 30, 2021
14. Biological assets

14. Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2021 and 2020 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1
Balance as of June 30, 2019	210	2,645	1,642	3,559	304	51	8,411

Non-current (Production)	-	-	-	2,619	41	51	2,711
Current (Consumable)	210	2,645	1,642	940	263	-	5,700
Balance as of June 30, 2019	210	2,645	1,642	3,559	304	51	8,411

Transfers	(218)	218	-	-	-	-	-
Purchases	-	-	-	264	165	-	429
Initial recognition and changes in the fair value of biological assets	-	1,971	1,867	273	116	-	4,227
Decrease due to harvest	-	(14,299)	(5,179)	-	-	-	(19,478)
Sales	-	-	-	(2,415)	(2)	-	(2,417)
Consumptions	-	-	-	(6)	(539)	(11)	(556)
Costs for the year	659	11,331	3,558	1,613	-	8	17,169
Incorporation by business combination	-	93	-	-	-	-	93
Foreign exchange (loss)	(287)	(350)	(343)	(91)	-	-	(1,071)
Balance as of June 30, 2020	364	1,609	1,545	3,197	44	48	6,807

Non-current (Production)	-	-	-	2,553	41	48	2,642
Current (Consumable)	364	1,609	1,545	644	3	-	4,165
Balance as of June 30, 2020	364	1,609	1,545	3,197	44	48	6,807

Transfers	(642)	642	-	-	-	-	-
Purchases	-	-	-	538	6	-	544
Initial recognition and changes in the fair value of biological assets	-	11,108	2,645	688	14	-	14,455
Decrease due to harvest	-	(23,524)	(5,152)	-	-	-	(28,676)
Sales	-	-	-	(2,380)	(3)	-	(2,383)
Consumptions	-	-	-	(10)	-	(8)	(18)
Costs for the year	447	14,044	3,264	1,638	-	4	19,397
Foreign exchange (loss)/ gain	(76)	(97)	22	(10)	-	-	(161)
Balance as of June 30, 2021	93	3,782	2,324	3,661	61	44	9,965

Non-current (Production)	-	-	-	3,147	56	44	3,247
Current (Consumable)	93	3,782	2,324	514	5	-	6,718
Balance as of June 30, 2021	93	3,782	2,324	3,661	61	44	9,965

(i)

Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to ARS 702 and ARS 389 for the fiscal years ended June 30, 2021 and 2020, respectively. For the fiscal years ended June 30, 2021 and 2020, amounts of ARS 1,258 and ARS 407, was attributable to price changes, and amounts of ARS (556) and ARS (18), was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales from the moment of planting.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

During years ended June 30, 2021 and 2020, there have been no transfers between the several tiers used in estimating the fair value of the Group’s biological assets, or reclassifications among their respective categories.

The fair value less estimated point of sale costs of agricultural produce at the point of harvest amount to ARS 28,688 and ARS 19,497 for the years ended June 30, 2021 and 2020, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

				Sensitivity (i)
				06.30.21		06.30.20
Description	Valuation technique	Parameters	Range	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs -	Argentina
		Selling expenses -	Yields: 0.38 - 12.59 tn./ha.	259	(259)	129	(129)
		Future of sale prices	Future of sale prices: 2,156 - 98,040 $/tn	326	(326)	185	(185)
			Operating cost: 6,823 - 46,152 $/ha	(118)	118	(76)	76
			Brazil:
			Yields: 1.02 - 5.55 tn./ha.	346	(346)	-	-
			Future of sale prices: 1,049 - 4,344 USD/tn.	177	(177)	-	-
			Operating cost: 629 - 1,633 USD./ha.	(221)	221	-	-
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs -	Brazil:
		Selling expenses -	Yields: 83.00 tn/ha	954	(954)	213	(213)
		Future of sale prices -	Future of sale prices: 123.16 Rs./tn.	536	(536)	311	(311)
		Discount rate	Operating cost: 63.12 Rs./tn.	(631)	631	(240)	240
			Bolivia:
			Yields: 65 - 104 tn./ha.	-	-	20	(20)
			Future of sale prices: 22.56 USD/tn	-	-	41	(41)
			Operating cost: 445 - 461 USD/ha.	-	-	(23)	23

(i)	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.

As of June 30, 2021 and 2020, the better and maximum use of biological assets shall not significantly differ from the current use.